Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Earnings attributable to BHP shareholders
Continuing operations		$ 4,868	$ 4,064	$ 8,648
Total		$ 4,868	$ 3,764	$ 8,306
Weighted average number of shares
Basic	[1]	5,057	5,303	5,180
Diluted	[2]	5,070	5,318	5,193
Basic earnings per ordinary share
Continuing operations	[3]	$ 0.963	$ 0.766	$ 1.669
Total	[3]	0.963	0.710	1.603
Diluted earnings per ordinary share
Continuing operations	[3]	0.960	0.764	1.665
Total	[3]	$ 0.960	$ 0.708	$ 1.599

[1]	The calculation of the number of ordinary shares used in the computation of basic earnings per share is the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Plan Trust and the BHP Billiton Limited Employee Equity Trust.
[2]	For the purposes of calculating diluted earnings per share, the effect of 13 million of dilutive shares has been taken into account for the half year ended 31 December 2019 (31 December 2018: 15 million shares; 30 June 2019: 13 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under employee share ownership plans. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
[3]	Each American Depositary Share represents twice the earnings for BHP ordinary shares.